UNITED STATES
SECURITIESAND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM I3FCOVERPAGE

Report for the Calendar Year or Quarter Ended: 12/31/11


Check here if Amendment[ ] Amendment Number:  1
This Amendment (Check only one,):	[ ] is a restatement.
                         		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Trust Company of Vermont
Address:  PO Box 1280
	  Brattleboro, VT 05302-1280


Form l3F File Number: 28-10003

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	John R. Davidson
Title: 	President
Phone:	(802) 254-5867

Signature, Place, and Date of Signing:

   John R Davidson		  Brattleboro, VT	   01/20/2012
_____________________		_____________________	_________________
  [Signature]                       [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported ate in this report, and
	all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:    769

Form I3F Information Table Value Total:   367,033,456


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no enities in this list, state ?NONE? and omit the column headings and list entries.]
	No.	Form 13F File Number	Name

	NONE	28-	________________________________________